PORTFOLIO OF INVESTMENTS – as of December 31, 2019 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 96.5% of Net Assets
	Aerospace & Defense – 4.1%
406,259	AAR Corp.	$18,322,281
307,645	Hexcel Corp.	22,553,455
646,795	Kratos Defense & Security Solutions, Inc.(a)	11,648,778
339,650	Mercury Systems, Inc.(a)	23,473,211

		75,997,725

	Air Freight & Logistics – 0.6%
480,370	Air Transport Services Group, Inc.(a)	11,269,480

	Auto Components – 1.7%
217,032	Fox Factory Holding Corp.(a)	15,098,916
547,280	Stoneridge, Inc.(a)	16,046,250

		31,145,166

	Banks – 0.8%
332,349	TCF Financial Corp.	15,553,933

	Biotechnology – 7.1%
556,481	Aimmune Therapeutics, Inc.(a)	18,625,419
133,619	Argenx SE, ADR(a)	21,448,522
159,223	Blueprint Medicines Corp.(a)	12,755,355
914,334	Epizyme, Inc.(a)	22,492,616
735,408	Halozyme Therapeutics, Inc.(a)	13,038,784
358,090	Portola Pharmaceuticals, Inc.(a)	8,551,189
249,237	PTC Therapeutics, Inc.(a)	11,970,853
332,548	Xencor, Inc.(a)	11,436,326
311,246	Y-mAbs Therapeutics, Inc.(a)	9,726,437

		130,045,501

	Building Products – 3.8%
391,057	AAON, Inc.	19,322,126
363,753	Advanced Drainage Systems, Inc.	14,128,167
300,244	Trex Co., Inc.(a)	26,985,931
208,730	Universal Forest Products, Inc.	9,956,421

		70,392,645

	Capital Markets – 1.6%
485,471	AssetMark Financial Holdings, Inc.(a)	14,088,369
249,837	Hamilton Lane, Inc., Class A	14,890,285

		28,978,654

	Commercial Services & Supplies – 2.5%
470,669	Casella Waste Systems, Inc., Class A(a)	21,664,894
444,465	Harsco Corp.(a)	10,227,140
174,925	McGrath RentCorp	13,388,759

		45,280,793

	Construction & Engineering – 0.7%
601,388	Primoris Services Corp.	13,374,869

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – 1.3%
112,629	POOL CORP.	$23,920,147

	Diversified Consumer Services – 1.2%
1,244,282	Laureate Education, Inc., Class A(a)	21,911,806

	Diversified Telecommunication Services – 1.1%
321,647	Cogent Communications Holdings, Inc.	21,167,589

	Electrical Equipment – 1.2%
216,491	Generac Holdings, Inc.(a)	21,776,830

	Electronic Equipment, Instruments & Components – 2.2%
115,116	Itron, Inc.(a)	9,663,988
230,033	Novanta, Inc.(a)	20,344,119
82,011	Rogers Corp.(a)	10,229,232

		40,237,339

	Energy Equipment & Services – 1.8%
457,367	Apergy Corp.(a)	15,449,857
498,872	Cactus, Inc., Class A	17,121,287

		32,571,144

	Entertainment – 0.9%
792,216	IMAX Corp.(a)	16,184,973

	Food & Staples Retailing – 1.0%
502,774	Chefs’ Warehouse, Inc. (The)(a)	19,160,717

	Food Products – 2.7%
498,872	Freshpet, Inc.(a)	29,478,346
699,703	Simply Good Foods Co. (The)(a)	19,969,524

		49,447,870

	Health Care Equipment & Supplies – 4.7%
310,745	AtriCure, Inc.(a)	10,102,320
238,335	CONMED Corp.	26,653,003
414,460	CryoLife, Inc.(a)	11,227,721
88,413	Penumbra, Inc.(a)	14,523,604
197,029	Quidel Corp.(a)	14,783,086
254,237	STAAR Surgical Co.(a)	8,941,515

		86,231,249

	Health Care Providers & Services – 3.5%
146,721	Amedisys, Inc.(a)	24,490,669
337,649	BioTelemetry, Inc.(a)	15,633,149
176,626	LHC Group, Inc.(a)	24,331,998

		64,455,816

	Health Care Technology – 2.0%
836,422	Inovalon Holdings, Inc., Class A(a)	15,741,462
156,428	Inspire Medical Systems, Inc.(a)	11,608,522

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Technology – continued
356,235	Phreesia, Inc.(a)	$9,490,100

		36,840,084

	Hotels, Restaurants & Leisure – 1.9%
233,034	Planet Fitness, Inc., Class A(a)	17,402,979
205,330	Wingstop, Inc.	17,705,606

		35,108,585

	Insurance – 3.5%
534,578	Goosehead Insurance, Inc., Series A	22,666,107
295,743	Kinsale Capital Group, Inc.	30,065,234
234,435	Palomar Holdings, Inc.(a)	11,836,623

		64,567,964

	IT Services – 6.1%
430,763	EVERTEC, Inc.	14,663,172
712,204	Evo Payments, Inc., Class A(a)	18,809,308
345,150	InterXion Holding NV(a)	28,927,021
747,088	NIC, Inc.	16,697,417
497,572	WNS Holdings Ltd., ADR(a)	32,914,388

		112,011,306

	Leisure Products – 0.9%
828,821	Callaway Golf Co.	17,571,005

	Life Sciences Tools & Services – 3.2%
571,284	NeoGenomics, Inc.(a)	16,710,057
255,337	PRA Health Sciences, Inc.(a)	28,380,708
157,420	Repligen Corp.(a)	14,561,350

		59,652,115

	Machinery – 5.6%
320,047	Albany International Corp., Class A	24,297,968
266,639	Chart Industries, Inc.(a)	17,995,466
572,984	Kornit Digital Ltd.(a)	19,613,242
158,223	Proto Labs, Inc.(a)	16,067,546
154,122	RBC Bearings, Inc.(a)	24,403,678

		102,377,900

	Pharmaceuticals – 3.8%
539,579	Horizon Therapeutics PLC(a)	19,532,760
174,226	MyoKardia, Inc.(a)	12,698,462
299,544	Pacira BioSciences, Inc.(a)	13,569,343
66,209	Reata Pharmaceuticals, Inc., Class A(a)	13,535,106
216,432	Zogenix, Inc.(a)	11,282,600

		70,618,271

	Professional Services – 3.3%
197,251	ASGN, Inc.(a)	13,998,904
338,449	Huron Consulting Group, Inc.(a)	23,258,215

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
247,937	ICF International, Inc.	$22,715,988

		59,973,107

	Semiconductors & Semiconductor Equipment – 3.8%
149,022	Monolithic Power Systems, Inc.	26,528,897
819,619	Rambus, Inc.(a)	11,290,252
189,028	Silicon Laboratories, Inc.(a)	21,923,467
204,409	Silicon Motion Technology Corp., ADR	10,365,580

		70,108,196

	Software – 9.7%
256,438	Cornerstone OnDemand, Inc.(a)	15,014,445
319,846	Envestnet, Inc.(a)	22,270,877
433,663	Five9, Inc.(a)	28,439,619
172,791	Globant S.A.(a)	18,324,485
407,060	Mimecast Ltd.(a)	17,658,263
171,625	PROS Holdings, Inc.(a)	10,283,770
307,345	Q2 Holdings, Inc.(a)	24,919,533
407,559	Rapid7, Inc.(a)	22,831,455
351,652	RealPage, Inc.(a)	18,901,295

		178,643,742

	Specialty Retail – 1.7%
637,593	National Vision Holdings, Inc.(a)	20,677,141
367,554	Sonic Automotive, Inc., Class A	11,394,174

		32,071,315

	Textiles, Apparel & Luxury Goods – 2.1%
224,233	Columbia Sportswear Co.	22,465,904
378,055	Steven Madden Ltd.	16,260,146

		38,726,050

	Thrifts & Mortgage Finance – 2.7%
351,051	Essent Group Ltd.	18,251,142
578,284	NMI Holdings, Inc., Class A(a)	19,187,463
364,953	PennyMac Financial Services, Inc.	12,423,000

		49,861,605

	Trading Companies & Distributors – 1.7%
350,851	SiteOne Landscape Supply, Inc.(a)	31,804,643

	Total Common Stocks (Identified Cost $1,360,209,493)	1,779,040,134

Principal Amount
Short-Term Investments – 4.7%
$85,744,493	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2019 at 0.900% to be repurchased at $85,748,781 on 1/02/2020 collateralized by $83,155,000 U.S. Treasury Note, 2.875% due 9/30/2023 valued at $87,459,934 including accrued interest(b) (Identified Cost $85,744,493)	85,744,493

	Total Investments – 101.2% (Identified Cost $1,445,953,986)	1,864,784,627
	Other assets less liabilities – (1.2)%	(21,448,444)

	Net Assets – 100.0%	$1,843,336,183

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,779,040,134	$—	$—	$1,779,040,134
Short-Term Investments	—	85,744,493	—	85,744,493

Total	$1,779,040,134	$85,744,493	$—	$1,864,784,627

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2019 (Unaudited)

Software	9.7%
Biotechnology	7.1
IT Services	6.1
Machinery	5.6
Health Care Equipment & Supplies	4.7
Aerospace & Defense	4.1
Pharmaceuticals	3.8
Building Products	3.8
Semiconductors & Semiconductor Equipment	3.8
Insurance	3.5
Health Care Providers & Services	3.5
Professional Services	3.3
Life Sciences Tools & Services	3.2
Thrifts & Mortgage Finance	2.7
Food Products	2.7
Commercial Services & Supplies	2.5
Electronic Equipment, Instruments & Components	2.2
Textiles, Apparel & Luxury Goods	2.1
Health Care Technology	2.0
Other Investments, less than 2% each	20.1
Short-Term Investments	4.7

Total Investments	101.2
Other assets less liabilities	(1.2)

Net Assets	100.0%